Investment securities - Balances recognised (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023
Investment securities
Investment securities	$ 103,885	$ 75,326
FVOCI
Investment securities
Investment securities	102,719	73,894
Amortised cost
Investment securities
Investment securities	1,166	1,432
Amortised cost | Gross amount
Investment securities
Investment securities	1,172	1,438
Amortised cost | Provision | Provision for ECL on debt securities at amortised cost
Investment securities
Investment securities	(6)	(6)
Government and semi-government securities
Investment securities
Investment securities	84,569
Government and semi-government securities | FVOCI
Investment securities
Investment securities	83,403	56,370
Government and semi-government securities | Amortised cost | Gross amount
Investment securities
Investment securities	1,172	1,438
Other debt securities
Investment securities
Investment securities	18,866
Other debt securities | FVOCI
Investment securities
Investment securities	18,866	17,082
Equity securities
Investment securities
Investment securities	450
Equity securities | FVOCI
Investment securities
Investment securities	450	442
Parent Entity
Investment securities
Investment securities	95,623	67,508
Parent Entity | FVOCI
Investment securities
Investment securities	95,554	67,459
Parent Entity | Amortised cost
Investment securities
Investment securities	69	49
Parent Entity | Amortised cost | Gross amount
Investment securities
Investment securities	71	51
Parent Entity | Amortised cost | Provision | Provision for ECL on debt securities at amortised cost
Investment securities
Investment securities	(2)	(2)
Parent Entity | Government and semi-government securities | FVOCI
Investment securities
Investment securities	78,798	52,562
Parent Entity | Government and semi-government securities | Amortised cost | Gross amount
Investment securities
Investment securities	71	51
Parent Entity | Other debt securities | FVOCI
Investment securities
Investment securities	16,548	14,695
Parent Entity | Equity securities | FVOCI
Investment securities
Investment securities	$ 208	$ 202